PORTFOLIO OF INVESTMENTS

WESMARK SMALL COMPANY FUND

March 31, 2025 (Unaudited)

Shares		Value
COMMON STOCKS-98.0%
COMMUNICATION SERVICES-1.0%
	Entertainment-0.4%
18,100	IMAX Corp.(1)	$476,935

	Interactive Media & Services-0.6%
18,946	Ziff Davis, Inc.(1)	711,991

TOTAL COMMUNICATION SERVICES		1,188,926

CONSUMER DISCRETIONARY-8.2%
	Auto Parts & Equipment-0.6%
30,700	Fox Factory Holding Corp.(1)	716,538

	Automotive Retail-0.7%
21,400	Advance Auto Parts, Inc.	839,094

	Home Furnishings-0.4%
27,000	Lovesac Co.(1)	490,860

	Hotels, Resorts & Cruise Lines-0.9%
32,122	Hilton Grand Vacations, Inc.(1)	1,201,684

	Restaurants-4.3%
27,485	Dutch Bros, Inc., Class A(1)	1,696,924
68,699	First Watch Restaurant Group, Inc.(1)	1,143,838
24,300	Kura Sushi USA, Inc.(1)	1,244,160
6,111	Wingstop, Inc.	1,378,519
		5,463,441
	Retail-1.3%
33,187	Urban Outfitters, Inc.(1)	1,738,999

TOTAL CONSUMER DISCRETIONARY		10,450,616

CONSUMER STAPLES-6.5%
	Food Retail-2.9%
24,300	Sprouts Farmers Market, Inc.(1)	3,709,152

	Packaged Foods-0.4%
75,000	Mama's Creations, Inc.(1)	488,250

	Packaged Foods & Meats-1.8%
41,946	Simply Good Foods Co.(1)	1,446,718
193,100	SunOpta, Inc.(1)	938,466
		2,385,184
	Personal Care Products-1.4%
17,000	elf Beauty, Inc.(1)	1,067,430
18,600	Oddity Tech, Ltd.(1)	804,636
		1,872,066
TOTAL CONSUMER STAPLES		8,454,652

Shares (continued)		Value
ENERGY-7.1%
	Oil & Gas Exploration & Production-6.4%
149,549	Comstock Resources, Inc.(1)	$3,041,827
9,900	Gulfport Energy Corp.(1)	1,822,986
56,538	Magnolia Oil & Gas Corp., Class A	1,428,150
20,494	Matador Resources Co.	1,047,038
30,500	Northern Oil & Gas, Inc.	922,015
		8,262,016
	Oil&Gas Services-0.7%
56,100	Liberty Energy, Inc., Class A	888,063

TOTAL ENERGY		9,150,079

FINANCIALS-15.7%
	Asset Management & Custody Banks-1.3%
28,962	Victory Capital Holdings, Inc., Class A	1,676,031

	Insurance Brokers-0.9%
9,800	Goosehead Insurance, Inc., Class A	1,156,988

	Investment Banking & Brokerage-3.6%
11,704	PJT Partners, Inc.	1,613,748
31,000	Stifel Financial Corp.	2,922,060
		4,535,808
	Property & Casualty Insurance-1.0%
25,600	Employers Holdings, Inc.	1,296,384

	Regional Banks-7.7%
27,827	Ameris Bancorp	1,602,000
62,700	Atlantic Union Bankshares Corp.	1,952,478
22,169	Banner Corp.	1,413,717
46,816	Cadence Bank	1,421,334
60,108	First Bancorp/Southern Pines, NC	2,412,735
52,504	Old National Bancorp	1,112,560
		9,914,824
	Transaction & Payment Processing Services-1.2%
64,947	I3 Verticals, Inc., Class A(1)	1,602,243

TOTAL FINANCIALS		20,182,278

HEALTH CARE-14.9%
	Biotechnology-4.8%
51,800	ACADIA Pharmaceuticals, Inc.(1)	860,398
102,700	Arcutis Biotherapeutics, Inc.(1)	1,606,228
19,000	Catalyst Pharmaceuticals, Inc.(1)	460,750
20,000	GRAIL, Inc.(1)	510,800
12,900	Guardant Health, Inc.(1)	549,540
111,200	Recursion Pharmaceuticals, Inc.(1)	588,248
74,400	UroGen Pharma, Ltd.(1)	822,864
23,800	Viking Therapeutics, Inc.(1)	574,770
55,000	Y-mAbs Therapeutics, Inc.(1)	243,650
		6,217,248
	Health Care Distributors-0.9%
38,036	Patterson Cos., Inc.	1,188,245

Shares (continued)		Value
	Health Care Equipment-1.9%
16,318	Integer Holdings Corp.(1)	$1,925,687
5,600	LeMaitre Vascular, Inc.	469,840
		2,395,527
	Health Care Facilities-0.7%
39,363	Surgery Partners, Inc.(1)	934,871

	Health Care Services-1.1%
66,449	Concentra Group Holdings Parent, Inc.	1,441,943

	Health Care Supplies-0.7%
98,700	Neogen Corp.(1)	855,729

	Life Sciences Tools & Services-0.8%
31,000	Azenta, Inc.(1)	1,073,840

	Pharmaceuticals-3.1%
13,300	Axsome Therapeutics, Inc.(1)	1,551,179
149,706	Elanco Animal Health, Inc.(1)	1,571,913
11,109	Prestige Brands Holdings, Inc.(1)	955,041
		4,078,133
	Technology-0.9%
46,000	Phreesia, Inc.(1)	1,175,760

TOTAL HEALTH CARE		19,361,296

INDUSTRIALS-19.8%
	Aerospace & Defense-2.8%
20,500	Moog, Inc., Class A	3,553,675

	Building Products-3.8%
27,500	AAON, Inc.	2,148,575
8,797	Armstrong World Industries, Inc.	1,239,321
24,428	Gibraltar Industries, Inc.(1)	1,432,947
		4,820,843
	Construction & Engineering-3.7%
16,000	Argan, Inc.	2,098,720
35,422	Granite Construction, Inc.	2,670,819
		4,769,539
	Construction Machinery & Heavy Transportation Equipment-1.4%
48,400	Atmus Filtration Technologies, Inc.	1,777,732

	Electrical Components & Equipment-0.6%
4,600	Powell Industries, Inc.	783,518

	Engineering & Construction-0.5%
40,900	Centuri Holdings, Inc.(1)	670,351

	Heavy Electrical Equipment-1.6%
103,000	Bloom Energy Corp., Class A(1)	2,024,980

	Human Resource & Employment Services-1.7%
32,945	Korn Ferry	2,234,659

Shares (continued)		Value
	Research & Consulting Services-1.1%
12,363	Science Applications International Corp.	$1,387,994

	Trading Companies & Distributors-2.6%
14,705	Applied Industrial Technologies, Inc.	3,313,625

TOTAL INDUSTRIALS		25,336,916

INFORMATION TECHNOLOGY-15.9%
	Application Software-2.4%
81,254	Box, Inc., Class A(1)	2,507,498
78,000	Mitek Systems, Inc.(1)	643,500
		3,150,998
	Communications Equipment-0.8%
73,400	Extreme Networks, Inc.(1)	971,082

	Electronic Components-0.7%
59,096	Knowles Corp.(1)	898,259

	Electronic Equipment & Instruments-2.0%
13,427	OSI Systems, Inc.(1)	2,609,403

	Electronic Manufacturing Services-2.3%
21,000	Celestica, Inc.(1)	1,655,010
64,291	TTM Technologies, Inc.(1)	1,318,608
		2,973,618
	IT Consulting & Other Services-1.5%
64,700	Hackett Group, Inc.	1,890,534

	Semiconductors-0.9%
15,500	Credo Technology Group Holding, Ltd.(1)	622,480
10,800	Rambus, Inc.(1)	559,170
		1,181,650
	Software-1.4%
22,000	BlackLine, Inc.(1)	1,065,240
24,200	DigitalOcean Holdings, Inc.(1)	808,038
		1,873,278
	Systems Software-3.9%
6,656	Qualys, Inc.(1)	838,190
56,896	SentinelOne, Inc., Class A(1)	1,034,369
81,200	Varonis Systems, Inc.(1)	3,284,540
		5,157,099
TOTAL INFORMATION TECHNOLOGY		20,705,921

MATERIALS-4.4%
	Commodity Chemicals-1.5%
18,350	Hawkins, Inc.	1,943,632

	Diversified Metals & Mining-0.5%
8,200	Materion Corp.	669,120

	Metal, Glass & Plastic Containers-0.4%
9,839	Greif, Inc., Class A	541,047

Shares (continued)		Value
	Specialty Chemicals-0.6%
13,000	HB Fuller Co.	$729,560

	Steel-1.4%
9,682	Carpenter Technology Corp.	1,754,185

TOTAL MATERIALS		5,637,544

REAL ESTATE-1.1%
	Health Care REITs-0.6%
46,985	Sabra Health Care REIT, Inc.	820,828

	Self-Storage REITs-0.5%
17,700	National Storage Affiliates Trust	697,380

TOTAL REAL ESTATE		1,518,208

UTILITIES-3.4%
	Electric-1.6%
28,400	Ormat Technologies, Inc.	2,009,868

	Multi-Utilities-1.3%
40,400	Avista Corp.	1,691,548

	Water-0.5%
61,500	Global Water Resources, Inc.	634,065

TOTAL UTILITIES		4,335,481

TOTAL COMMON STOCKS
(Cost $89,127,014)		126,321,917

SHORT TERM INVESTMENTS-0.9%
	Mutual Funds-0.9%
1,138,420	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.250% (at net asset value)	1,138,420

TOTAL SHORT TERM INVESTMENTS
(Cost $1,138,420)		1,138,420

TOTAL INVESTMENTS-98.9%
(Cost $90,265,434)		127,460,337
OTHER ASSETS AND LIABILITIES-NET(2)-1.1%		1,435,436
NET ASSETS-100.0%		$128,895,773

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2025.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK LARGE COMPANY FUND

March 31, 2025 (Unaudited)

Shares		Value
COMMON STOCKS-97.8%
COMMUNICATION SERVICES-9.5%
	Interactive Media & Services-8.6%
103,260	Alphabet, Inc., Class A	$15,968,126
18,500	Meta Platforms, Inc., Class A	10,662,660
		26,630,786
	Movies & Entertainment-0.9%
5,326	Spotify Technology SA(1)	2,929,460

TOTAL COMMUNICATION SERVICES		29,560,246

CONSUMER DISCRETIONARY-9.0%
	Auto Manufacturers-1.7%
19,900	Tesla, Inc.(1)	5,157,284

	Broadline Retail-4.6%
74,000	Amazon.com, Inc.(1)	14,079,240

	Footwear-1.0%
68,882	On Holding AG(1)	3,025,298

	Hotels, Resorts & Cruise Lines-1.1%
13,800	Marriott International, Inc., Class A	3,287,160

	Restaurants-0.6%
23,000	Cava Group, Inc.(1)	1,987,430

TOTAL CONSUMER DISCRETIONARY		27,536,412

CONSUMER STAPLES-5.5%
	Household Products-1.8%
33,107	Procter & Gamble Co.	5,642,095

	Hypermarkets & Super Centers-1.5%
51,400	Walmart, Inc.	4,512,406

	Packaged Foods & Meats-1.2%
52,742	Mondelez International, Inc., Class A	3,578,545

	Soft Drinks & Non-alcoholic Beverages-1.0%
94,058	Keurig Dr Pepper, Inc.	3,218,665

TOTAL CONSUMER STAPLES		16,951,711

ENERGY-4.5%
	Integrated Oil & Gas-1.6%
42,626	Exxon Mobil Corp.	5,069,510

	Oil & Gas Equipment & Services-0.5%
65,000	Halliburton Co.	1,649,050

Shares (continued)		Value
	Oil & Gas Exploration & Production-2.4%
42,274	ConocoPhillips	$4,439,616
19,000	Diamondback Energy, Inc.	3,037,720
		7,477,336
TOTAL ENERGY		14,195,896

FINANCIALS-13.6%
	Asset Management & Custody Banks-3.6%
6,669	Blackrock, Inc.	6,312,075
243,100	Blue Owl Capital, Inc.	4,871,724
		11,183,799
	Banks-1.0%
74,000	Bank of America Corp.	3,088,020

	Diversified Banks-3.9%
101,900	Fifth Third Bancorp	3,994,480
33,130	JP Morgan Chase & Co.	8,126,789
		12,121,269
	Investment Banking & Brokerage-1.4%
36,221	Morgan Stanley	4,225,904

	Transaction & Payment Processing Services-3.7%
21,000	Mastercard, Inc., Class A	11,510,520

TOTAL FINANCIALS		42,129,512

HEALTH CARE-11.2%
	Biotechnology-4.3%
29,978	AbbVie, Inc.	6,280,992
18,624	Amgen, Inc.	5,802,307
16,000	BioMarin Pharmaceutical, Inc.(1)	1,131,040
		13,214,339
	Life Sciences Tools & Services-1.8%
11,179	Thermo Fisher Scientific, Inc.	5,562,670

	Managed Health Care-2.1%
12,200	UnitedHealth Group, Inc.	6,389,750

	Pharmaceuticals-3.0%
55,904	Merck & Co., Inc.	5,017,943
62,500	Novo Nordisk A/S, ADR	4,340,000
		9,357,943
TOTAL HEALTH CARE		34,524,702

INDUSTRIALS-9.9%
	Aerospace & Defense-3.8%
58,000	RTX Corp.	7,682,680
56,532	Textron, Inc.	4,084,437
		11,767,117
	Agricultural & Farm Machinery-1.7%
11,164	Deere & Co.	5,239,823

	Heavy Electrical Equipment-0.6%
44,000	Bloom Energy Corp., Class A(1)	865,040
2,900	GE Vernova, Inc.	885,312
		1,750,352

Shares (continued)		Value
	Industrial Machinery & Supplies & Components-2.9%
15,600	Chart Industries, Inc.(1)	$2,252,016
11,000	Parker-Hannifin Corp.	6,686,350
		8,938,366
	Passenger Ground Transportation-0.9%
38,000	Uber Technologies, Inc.(1)	2,768,680

TOTAL INDUSTRIALS		30,464,338

INFORMATION TECHNOLOGY-30.1%
	Application Software-3.0%
17,500	Datadog, Inc., Class A(1)	1,736,175
28,090	Salesforce, Inc.	7,538,232
		9,274,407
	Communications Equipment-0.9%
10,662	F5 Networks, Inc.(1)	2,838,971

	Internet Services & Infrastructure-1.0%
31,600	Shopify, Inc., Class A(1)	3,017,168

	Semiconductors-8.7%
35,468	Advanced Micro Devices, Inc.(1)	3,643,982
59,440	Broadcom, Inc.	9,952,039
40,592	Marvell Technology Group, Ltd.	2,499,250
99,304	NVIDIA Corp.	10,762,568
		26,857,839
	Software-2.4%
28,000	Palo Alto Networks, Inc.(1)	4,777,920
19,000	Snowflake, Inc., Class A(1)	2,777,040
		7,554,960
	Systems Software-6.3%
51,564	Microsoft Corp.	19,356,610

	Technology Hardware, Storage & Peripherals-7.8%
109,000	Apple, Inc.	24,212,170

TOTAL INFORMATION TECHNOLOGY		93,112,125

MATERIALS-1.1%
	Specialty Chemicals-1.1%
31,455	PPG Industries, Inc.	3,439,604

TOTAL MATERIALS		3,439,604

UTILITIES-3.4%
	Electric Utilities-2.2%
15,000	Duke Energy Corp.	1,829,550
68,369	NextEra Energy, Inc.	4,846,679
		6,676,229

Shares (continued)	Value
Water Utilities-1.2%
24,662	American Water Works Co., Inc.	$3,638,138

TOTAL UTILITIES	10,314,367

TOTAL COMMON STOCKS
(Cost $152,887,415)	302,228,913

SHORT TERM INVESTMENTS-0.5%
Mutual Funds-0.5%
1,490,445	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.250% (at net asset value)	1,490,445

TOTAL SHORT TERM INVESTMENTS
(Cost $1,490,445)	1,490,445

TOTAL INVESTMENTS-98.3%
(Cost $154,377,860)	303,719,358
OTHER ASSETS AND LIABILITIES-NET(2)-1.7%	5,293,832
NET ASSETS-100.0%	$309,013,190

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2025.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK BALANCED FUND

March 31, 2025 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-58.9%
COMMUNICATION SERVICES-3.7%
	Entertainment-0.6%
5,300	Walt Disney Co.	$523,110

	Integrated Telecommunication Services-1.7%
56,000	AT&T, Inc.	1,583,680

	Interactive Media & Services-1.4%
2,370	Meta Platforms, Inc., Class A	1,365,973

TOTAL COMMUNICATION SERVICES		3,472,763

CONSUMER DISCRETIONARY-5.1%
	Footwear-0.5%
7,500	NIKE, Inc., Class B	476,100

	Home Improvement Retail-1.9%
7,773	Lowe's Cos, Inc.	1,812,897

	Other Specialty Retail-0.9%
4,314	Dick's Sporting Goods, Inc.	869,530

	Restaurants-1.8%
3,487	McDonald's Corp.	1,089,234
6,500	Starbucks Corp.	637,585
		1,726,819
TOTAL CONSUMER DISCRETIONARY		4,885,346

CONSUMER STAPLES-6.6%
	Consumer Staples Merchandise Retail-3.2%
12,954	Target Corp.	1,351,879
18,987	Walmart, Inc.	1,666,869
		3,018,748
	Household Products-1.1%
6,200	Procter & Gamble Co.	1,056,604

	Soft Drinks & Non-alcoholic Beverages-2.3%
14,886	PepsiCo, Inc.	2,232,007

TOTAL CONSUMER STAPLES		6,307,359

ENERGY-4.7%
	Integrated Oil & Gas-3.0%
17,313	Chevron Corp.	2,896,292

	Oil & Gas Exploration & Production-1.0%
7,299	EOG Resources, Inc.	936,024

Shares/Principal Amount (continued)		Value
	Oil & Gas Refining & Marketing-0.7%
5,117	Valero Energy Corp.	$675,802

TOTAL ENERGY		4,508,118

FINANCIALS-8.2%
	Asset Management-0.5%
11,000	TPG, Inc.	521,730

	Banks-0.6%
14,000	Bank of America Corp.	584,220

	Diversified Banks-4.9%
8,709	JPMorgan Chase & Co.	2,136,318
8,000	PNC Financial Services Group, Inc.	1,406,160
26,809	US Bancorp	1,131,876
		4,674,354
	Investment Banking & Brokerage-2.2%
3,805	The Goldman Sachs Group, Inc.	2,078,633

TOTAL FINANCIALS		7,858,937

HEALTH CARE-7.3%
	Biotechnology-3.0%
13,500	AbbVie, Inc.	2,828,520

	Pharmaceuticals-4.3%
2,321	Eli Lilly & Co.	1,916,937
17,956	Merck & Co., Inc.	1,611,731
8,200	Novo Nordisk A/S, ADR	569,408
		4,098,076
TOTAL HEALTH CARE		6,926,596

INDUSTRIALS-6.3%
	Aerospace & Defense-1.2%
5,400	L3Harris Technologies, Inc.	1,130,274

	Agricultural & Farm Machinery-0.8%
1,599	Deere & Co.	750,491

	Air Freight & Logistics-1.1%
9,508	United Parcel Service, Inc., Class B	1,045,785

	Construction Machinery & Heavy Equipment-2.6%
7,525	Caterpillar, Inc.	2,481,745

	Diversified Manufacturing-0.6%
2,100	Eaton Corp. PLC	570,843

TOTAL INDUSTRIALS		5,979,138

INFORMATION TECHNOLOGY-13.0%
	Application Software-0.5%
1,800	Salesforce, Inc.	483,048

Shares/Principal Amount (continued)		Value
	Communications Equipment-1.8%
28,500	Cisco Systems, Inc.	$1,758,735

	IT Consulting & Other Services-1.7%
6,400	International Business Machines Corp.	1,591,424

	Semiconductors-2.0%
3,432	Analog Devices, Inc.	692,131
7,000	Texas Instruments, Inc.	1,257,900
		1,950,031
	Systems Software-1.8%
4,500	Microsoft Corp.	1,689,255

	Technology Hardware, Storage & Peripherals-5.2%
22,141	Apple, Inc.	4,918,180

TOTAL INFORMATION TECHNOLOGY		12,390,673

MATERIALS-0.7%
	Commodity Chemicals-0.7%
18,200	Dow Chemical Co.	635,544

TOTAL MATERIALS		635,544

REAL ESTATE-1.2%
	Data Center REITs-0.7%
4,400	Digital Realty Trust, Inc. REIT	630,476

	Self-Storage REITs-0.5%
11,408	CubeSmart REIT	487,236

TOTAL REAL ESTATE		1,117,712

UTILITIES-2.1%
	Electric Utilities-1.3%
9,886	Duke Energy Corp.	1,205,795

	Multi-Utilities-0.8%
14,099	Dominion Energy, Inc.	790,531

TOTAL UTILITIES		1,996,326

TOTAL COMMON STOCKS
(Cost $32,406,058)		56,078,512

CORPORATE BONDS-24.3%
	Auto Manufacturers-1.0%
$550,000	American Honda Finance Corp., 1.800%, 1/13/2031	465,430
500,000	PACCAR Financial Corp., 4.450%, 8/6/2027	503,125
		968,555

Shares/Principal Amount (continued)		Value
	Banks-1.3%
$500,000	Fifth Third Bank NA, 3.850%, 3/15/2026	$495,917
150,000	PNC Bank NA, 2.700%, 10/22/2029	137,611
500,000	PNC Financial Services Group, Inc., 1D US SOFR + 2.284%, 10/20/2034(1)	553,004
		1,186,532
	Chemicals-0.5%
500,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co LP, 5.125%, 4/1/2025(2)	500,000

	Commercial Services-0.5%
500,000	PayPal Holdings, Inc., 4.400%, 6/1/2032	487,255

	Computers-0.6%
500,000	Dell International LLC / EMC Corp., 5.750%, 2/1/2033	520,123

	Diversified Financial Services-1.6%
500,000	American Express Co., 1D US SOFR + 1.835%, 5/1/2034(1)	499,830
250,000	Blackrock, Inc., 2.400%, 4/30/2030	226,512
500,000	Charles Schwab Corp., 1D US SOFR + 2.50%, 5/19/2034(1)	522,484
250,000	Legg Mason, Inc., 4.750%, 3/15/2026	250,454
		1,499,280
	Diversified Manufacturing-0.5%
500,000	3M Co., 3.375%, 3/1/2029	479,057

	Electric-3.7%
500,000	CenterPoint Energy Houston Electric LLC, 4.450%, 10/1/2032	484,612
500,000	Duke Energy Carolinas LLC, 4.850%, 3/15/2030	505,199
500,000	Duke Energy Corp., 4.300%, 3/15/2028	496,999
500,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 2/7/2031	509,583
500,000	NextEra Energy Capital Holdings, Inc., 3.550%, 5/1/2027	490,559
500,000	NextEra Energy Capital Holdings, Inc., 5.000%, 7/15/2032	500,281
500,000	Wisconsin Electric Power Co., 4.750%, 9/30/2032	497,963
		3,485,196
	Electronics-0.7%
500,000	Honeywell International, Inc., 4.500%, 1/15/2034	483,457
175,000	Honeywell International, Inc., 5.700%, 3/15/2037	183,021
		666,478

Shares/Principal Amount (continued)		Value
	Engineering&Construction-0.5%
$500,000	Jacobs Engineering Group, Inc., 5.900%, 3/1/2033	$514,223

	Environmental Control-0.5%
500,000	Republic Services, Inc., 5.700%, 5/15/2041	507,781

	Healthcare-Products-0.5%
500,000	GE HealthCare Technologies, Inc., 5.650%, 11/15/2027	513,504

	Insurance-2.4%
500,000	Berkshire Hathaway Finance Corp., 2.875%, 3/15/2032	452,412
400,000	Marsh & McLennan Cos., Inc., 2.375%, 12/15/2031	344,528
500,000	MetLife, Inc., 5.875%, 2/6/2041	519,954
500,000	Mutual of Omaha Cos. Global Funding, 5.000%, 4/1/2030(2)	502,101
500,000	Progressive Corp., 4.950%, 6/15/2033	503,081
		2,322,076
	Internet-0.3%
250,000	Expedia Group, Inc., 3.800%, 2/15/2028	243,864

	Lodging-0.5%
500,000	Marriott International, Inc., 4.900%, 4/15/2029	503,142

	Machinery-Constr&Mining-0.5%
500,000	Caterpillar Financial Services Corp., 3.600%, 8/12/2027	492,915

	Machinery-Diversified-0.6%
500,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	516,320

	Oil&Gas-0.8%
500,000	Marathon Oil Corp., 6.600%, 10/1/2037	540,842
250,000	Phillips 66, 4.650%, 11/15/2034	236,329
		777,171
	Pharmaceuticals-1.1%
500,000	AbbVie, Inc., 3.200%, 11/21/2029(2)	472,484
175,000	AbbVie, Inc., 4.550%, 3/15/2035	169,011
250,000	Bristol-Myers Squibb Co., 3.900%, 2/20/2028	247,751
175,000	GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	193,137
		1,082,383
	Pipelines-0.6%
500,000	ONEOK, Inc., 5.800%, 11/1/2030	520,342

Shares/Principal Amount (continued)		Value
	Regional Banks-1.1%
$1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	$997,102

	REITS-0.5%
500,000	Prologis Targeted US Logistics Fund LP, 5.250%, 4/1/2029(2)	510,386

	Retail-2.5%
250,000	Dollar Tree, Inc., 4.200%, 5/15/2028	245,494
175,000	Home Depot, Inc., 5.875%, 12/16/2036	187,215
500,000	O'Reilly Automotive, Inc., 4.350%, 6/1/2028	498,374
500,000	Target Corp., 4.400%, 1/15/2033	486,228
500,000	Walmart, Inc., 5.250%, 9/1/2035	523,166
500,000	Walmart, Inc., 3.950%, 6/28/2038	455,944
		2,396,421
	Semiconductors-0.5%
500,000	Broadcom, Inc., 5.200%, 4/15/2032	507,496

	Software-0.5%
500,000	Activision Blizzard, Inc., 3.400%, 9/15/2026	488,831

	Transportation-0.5%
500,000	FedEx Corp., 4.250%, 5/15/2030(2)	489,287

TOTAL CORPORATE BONDS
(Cost $23,316,991)		23,175,720

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-0.5%
	Federal Home Loan Mortgage Corp.-0.1%
102,238	Freddie Mac REMICS, Series 2015-4517, Class PC, 2.500%, 5/15/2044	97,578

	Government National Mortgage Association-0.4%
381,334	Government National Mortgage Association, Series 2018-126, Class DA, 3.500%, 1/20/2048	360,680

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $482,740)		458,258

Shares/Principal Amount (continued)		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES-1.6%
	Commercial Mortgage-Backed Securities-1.6%
$1,500,000	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	$1,487,452

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,534,083)		1,487,452

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-2.9%
	Federal Home Loan Mortgage Corp.-0.2%
40,323	Freddie Mac Gold, Pool G18527, 3.000%, 10/1/2029	39,410
188,710	Freddie Mac Gold Pool, Pool 18707, 3.500%, 9/1/2033	184,928
		224,338
	Federal National Mortgage Association-1.9%
558,685	Fannie Mae, Pool AM6756, 3.570%, 10/1/2029	543,003
691,407	Fannie Mae Pool, Pool BL5389, 2.710%, 5/1/2027	669,925
123,321	Fannie Mae Pool, Pool MA3621, 3.500%, 3/1/2039	117,004
43,106	Fannie Mae Pool, Pool BN4896, 4.000%, 1/1/2049	40,623
107,543	Fannie Mae Pool, Pool MA3592, 4.000%, 2/1/2049	101,350
336,681	Fannie Mae Pool, Pool BP4338, 1Y US TI + 1.67%, 3/1/2049(1)	343,093
		1,814,998
	Small Business Administration Pools-0.4%
142,035	Small Business Administration Pools, PRIME - 3.50%, 1/25/2042(1)	142,869
178,433	Small Business Administration Pools, PRIME - 3.50%, 7/25/2042(1)	177,662
		320,531
	UMBS Collateral-0.4%
422,246	Fannie Mae Pool, 5.000%, 12/1/2052	415,704

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $2,868,370)		2,775,571

U.S. GOVERNMENT SECURITIES-5.1%
	Federal Home Loan Banks-0.8%
750,000	4.625%, 11/17/2026	757,476

	U.S. Treasury Bond-2.4%
150,000	4.500%, 2/15/2036	154,553
150,000	4.750%, 2/15/2037	157,441
500,000	3.500%, 2/15/2039	456,133
500,000	2.875%, 8/15/2028	483,935

Shares/Principal Amount (continued)		Value
$500,000	4.125%, 11/15/2032	$500,840
504,685	1.625%, 10/15/2029	511,954
		2,264,856
	U.S. Treasury Note-1.9%
100,000	3.875%, 11/30/2027	99,971
500,000	4.000%, 12/15/2025	499,659
750,000	3.500%, 1/31/2030	735,264
500,000	4.125%, 8/31/2030	503,281
		1,838,175
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,897,084)		4,860,507

TAXABLE MUNICIPAL BONDS-2.5%
	California-0.2%
200,000	Charter Oak Unified School District, 2.681%, 8/1/2036	160,306

	Michigan-0.3%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	270,622

	Ohio-0.6%
605,000	Columbus-Franklin County Finance Authority, 4.490%, 11/15/2032	593,107

	Pennsylvania-0.4%
450,000	Commonwealth Financing Authority, 4.014%, 6/1/2033	433,559

	Utah-0.4%
450,000	Utah Transit Authority, 3.393%, 12/15/2036	387,083

	West Virginia-0.6%
575,000	Marshall University, 3.177%, 5/1/2029	545,529

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,558,651)		2,390,206

SHORT TERM INVESTMENTS-3.2%
	Mutual Funds-3.2%
3,047,693	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.250% (at net asset value)	3,047,693

TOTAL SHORT TERM INVESTMENTS
(Cost $3,047,693)		3,047,693

TOTAL INVESTMENTS-99.0%
(Cost $71,111,670)		94,273,919
OTHER ASSETS AND LIABILITIES-NET(3)-1.0%		916,231
NET ASSETS-100.0%		$95,190,150

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

TI - Treasury Index

Reference Rates:

1D US SOFR - 1 Day SOFR as of March 31, 2025 was 4.41%

1Y US TI - 1 Year US Treasury Bill as of  March 31, 2025 was 4.03%

PRIME - US Prime Rate as of March 31, 2025 was 7.50%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of March 31, 2025 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, these securities amounted to a value of $2,474,259 or 2.60% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2025.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GOVERNMENT BOND FUND

March 31, 2025 (Unaudited)

Shares/Principal Amount		Value
CORPORATE BONDS-11.3%
	Banks-7.8%
$1,000,000	Comerica, Inc., 4.000%, 2/1/2029	$961,720
1,000,000	Fifth Third Bank NA, 3.850%, 3/15/2026	991,835
1,000,000	First Citizens BancShares, Inc., 3M CME TERM SOFR + 2.465%, 3/15/2030(1)	1,000,066
3,000,000	First Horizon Bank, 5.750%, 5/1/2030	3,034,883
500,000	FNB Corp., 4.875%, 10/2/2025	497,991
1,000,000	FNB Corp., SOFRINDX + 1.93%, 12/11/2030(1)	999,357
1,000,000	KeyBank NA/Cleveland OH, 3.400%, 5/20/2026	984,924
1,000,000	KeyCorp, 2.250%, 4/6/2027	953,596
500,000	Morgan Stanley, 1D US SOFR + 2.62%, 4/20/2037(1)	490,594
500,000	PNC Financial Services Group, Inc., SOFRINDX + 1.73%, 10/20/2027(1)	515,422
1,000,000	PNC Financial Services Group, Inc., SOFRINDX + 2.14%, 10/28/2033(1)	1,050,268
1,000,000	US Bancorp, 1D US SOFR + 1.60%, 2/1/2034(1)	972,018
1,000,000	Wintrust Financial Corp., 4.850%, 6/6/2029	977,574
		13,430,248
	Biotechnology-1.2%
2,000,000	Amgen, Inc., 5.250%, 3/2/2033	2,029,634

	Pipelines-0.6%
1,000,000	Kinder Morgan, Inc., 5.200%, 6/1/2033	991,422

	Retail-1.7%
2,000,000	AutoZone, Inc., 4.750%, 2/1/2033	1,953,741
1,000,000	Genuine Parts Co., 4.950%, 8/15/2029	1,003,657
		2,957,398
TOTAL CORPORATE BONDS
(Cost $18,831,279)		19,408,702

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-22.5%
	Agency Collat CMO-13.3%
182,647	Freddie Mac Structured Pass-Through Certificates, Series 2003-55, Class 1A3A, 30D US SOFR + 0.51448%, 3/25/2043(1)	181,828
535,941	Fannie Mae REMIC Trust 2004-W14, Series 2004-W14, Class 1AF, 30D US SOFR + 0.51448%, 7/25/2044(1)	507,339
517,783	Government National Mortgage Association, Series 2010-59, Class FL, 1M CME TERM SOFR + 0.61448%, 5/20/2040(1)	514,390

Shares/Principal Amount (continued)		Value
$1,795,083	Freddie Mac Strips, Series 2014-330, Class F4, 30D US SOFR + 0.46448%, 10/15/2037(1)	$1,770,023
745,351	Freddie Mac REMICS, Series 2022-5227, Class JW, 4.000%, 1/25/2049	723,130
2,267,901	Fannie Mae REMICS, Series 2022-76, Class D, 5.500%, 8/25/2045	2,291,178
2,752,168	Fannie Mae REMICS, Series 2022-83, Class DA, 6.000%, 1/25/2048	2,836,529
1,379,155	Freddie Mac REMICS, Series 2023-5374, Class AV, 5.500%, 11/25/2034	1,397,992
2,774,256	Fannie Mae REMICS, Series 2024-6, Class BV, 5.500%, 2/25/2035	2,810,871
2,823,131	Freddie Mac REMICS, Series 2024-5386, Class CV, 5.500%, 2/25/2037	2,895,942
2,000,142	Freddie Mac REMICS, Series 2024-5417, Class E, 5.500%, 12/25/2050	2,040,656
2,948,152	Freddie Mac REMICS, Series 2024-5497, Class VA, 5.000%, 12/25/2035	2,984,353
1,977,340	Freddie Mac REMICS, Series 2024-5495, Class VD, 5.000%, 11/25/2035	2,001,698
		22,955,929

	Agency Collat PAC CMO-6.0%
6,509,352	Government National Mortgage Association, Series 2013-39, Class AE, 1.750%, 1/20/2043	5,854,566
3,643,499	Freddie Mac REMICS, Series 2020-5020, Class TP, 2.000%, 10/25/2050	2,906,202
1,809,889	Government National Mortgage Association, Series 2021-155, Class PE, 1.500%, 9/20/2051	1,574,371
		10,335,139

	Commercial MBS-1.8%
5,000,000	Government National Mortgage Association, Series 2021-203, Class B, 2.000%, 4/16/2062	3,125,028

	Federal Home Loan Mortgage Corp.-0.3%
575,872	Freddie Mac REMICS, Series 2016-4629, Class QG, 2.500%, 11/15/2046, REMIC	499,044

	Federal National Mortgage Association-0.9%
518,277	Fannie Mae REMICS, Series 2003-W18, Class 2A, 4.896%, 6/25/2043, REMIC (1)	515,942
715,903	Fannie Mae REMICS, Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	649,583
409,517	Fannie Mae REMICS, Series 2019-74, Class LB, 3.000%, 10/25/2049	375,417
		1,540,942

Shares/Principal Amount (continued)		Value
	Government National Mortgage Association-0.2%
$421,335	Government National Mortgage Association, Series 2013-38, Class KA, 1.250%, 2/20/2042	$384,034

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $41,468,918)		38,840,116

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-39.6%
	Federal Home Loan Mortgage Corp.-0.5%
1,008,951	Freddie Mac Pool, Pool QA6315, 3.500%, 1/1/2050	921,027

	FHLMC Collateral-1.0%
1,831,194	Freddie Mac Non Gold Pool, 2.188% - 30D US SOFR%, 6/1/2052(1)	1,703,941

	FNMA Collateral-4.0%
3,201,097	Fannie Mae Pool, 3.440%, 2/1/2032	3,021,131
2,422,944	Fannie Mae Pool, 4.500%, 2/1/2041	2,381,368
1,651,719	Fannie Mae Pool, Pool MA2711, 3.000%, 8/1/2046	1,440,411
		6,842,910
	GNMA2 Collateral-3.5%
2,448,617	Ginnie Mae II Pool, 4.000%, 8/20/2052	2,265,259
2,447,068	Ginnie Mae II Pool, 5.500%, 11/20/2052	2,444,226
1,317,564	Ginnie Mae II Pool, 5.500%, 12/20/2052	1,316,034
		6,025,519
	UMBS Collateral-30.6%
4,172,878	Freddie Mac Pool, 4.000%, 6/1/2052	3,896,862
4,231,685	Freddie Mac Pool, 4.500%, 10/1/2052	4,056,616
2,644,685	Freddie Mac Pool, 4.000%, 11/1/2052	2,468,914
4,305,905	Freddie Mac Pool, 5.000%, 1/1/2053	4,233,148
4,365,090	Freddie Mac Pool, 5.000%, 2/1/2053	4,289,039
882,199	Freddie Mac Pool, 5.500%, 9/1/2053	882,297
3,307,830	Freddie Mac Pool, 6.000%, 9/1/2053	3,365,460
1,730,375	Fannie Mae Pool, 4.500%, 7/1/2042	1,691,480
3,756,300	Fannie Mae Pool, 4.500%, 10/1/2042	3,651,254
3,874,370	Fannie Mae Pool, 4.500%, 11/1/2042	3,794,814
1,725,115	Fannie Mae Pool, 4.500%, 1/1/2043	1,689,691
2,009,494	Fannie Mae Pool, 5.500%, 1/1/2043	2,032,899
4,137,588	Fannie Mae Pool, 4.000%, 6/1/2052	3,863,904
4,130,072	Fannie Mae Pool, 4.500%, 7/1/2052	3,958,916
2,429,402	Fannie Mae Pool, 5.500%, 11/1/2052	2,441,488
2,258,282	Fannie Mae Pool, 6.000%, 11/1/2052	2,302,247
4,251,750	Fannie Mae Pool, 5.000%, 2/1/2053	4,178,770
		52,797,799
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $70,134,626)		68,291,196

Shares/Principal Amount (continued)		Value
U.S. GOVERNMENT SECURITIES-25.9%
	Federal Farm Credit Banks Funding Corp.-2.3%
$2,000,000	3.730%, 10/22/2032	$1,928,873
2,000,000	4.000%, 2/9/2033	1,957,305
		3,886,178
	U.S. Treasury Bond-6.4%
1,000,000	3.750%, 11/15/2043	893,125
1,000,000	1.125%, 8/15/2040	627,070
2,000,000	1.750%, 8/15/2041	1,356,250
2,000,000	2.000%, 11/15/2041	1,405,703
2,000,000	2.375%, 2/15/2042	1,485,117
3,000,000	2.875%, 5/15/2028	2,910,528
2,500,000	2.875%, 8/15/2028	2,419,678
		11,097,471
	U.S. Treasury Note-6.9%
2,000,000	1.500%, 2/15/2030	1,784,453
2,000,000	0.625%, 8/15/2030	1,677,969
2,500,000	2.750%, 5/31/2029	2,388,086
1,000,000	3.875%, 12/31/2027	999,863
1,000,000	3.875%, 1/15/2026	998,413
3,000,000	4.000%, 2/15/2026	2,996,810
1,000,000	4.625%, 3/15/2026	1,005,218
		11,850,812
	United States Treasury Strip Coupon-10.3%
2,200,000	–%, 2/15/2040(2)	1,103,764
2,150,000	–%, 5/15/2040(2)	1,063,771
2,200,000	–%, 11/15/2040(2)	1,058,733
2,300,000	–%, 2/15/2041(2)	1,091,172
2,200,000	–%, 5/15/2041(2)	1,029,173
2,275,000	–%, 8/15/2041(2)	1,049,262
2,220,000	–%, 2/15/2042(2)	998,384
4,565,000	–%, 5/15/2042(2)	2,024,154
2,265,000	–%, 8/15/2042(2)	989,946
2,400,000	–%, 11/15/2042(2)	1,036,604
2,320,000	–%, 2/15/2043(2)	988,311
3,000,000	–%, 5/15/2043(2)	1,262,587
2,500,000	–%, 8/15/2043(2)	1,038,466
2,500,000	–%, 11/15/2043(2)	1,025,968
2,440,000	–%, 2/15/2044(2)	987,886
2,475,000	–%, 5/15/2044(2)	989,185
		17,737,366
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $45,236,217)		44,571,827

TAXABLE MUNICIPAL BONDS-1.2%
	Michigan-0.6%
1,400,000	Michigan State Building Authority, 2.705%, 10/15/2040	1,079,958

	Pennsylvania-0.0%(3)
50,000	Borough of Columbia PA, 2.540%, 6/15/2038	38,370

Shares/Principal Amount (continued)		Value
	West Virginia-0.6%
$1,000,000	Wheeling Municipal Building Commission, 5.558%, 8/1/2037	$1,020,888

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,437,801)		2,139,216

SHORT TERM INVESTMENTS-0.6%
	Mutual Funds-0.6%
999,633	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.250% (at net asset value)	999,633

TOTAL SHORT TERM INVESTMENTS
(Cost $999,633)		999,633

TOTAL INVESTMENTS-101.1%
(Cost $179,108,474)		174,250,690
OTHER ASSETS AND LIABILITIES-NET(4)-(1.1)%		(1,875,471)
NET ASSETS-100.0%		$172,375,219

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

SOFRINDX - US SOFR Secured Overnight Financing Rate Compounded Index

Reference Rates:

1D US SOFR - 1 Day SOFR as of March 31, 2025 was 4.41%

30D US SOFR - 30 Days SOFR as of March 31, 2025 was 4.33%

1M CME TERM SOFR - 1 Month CME TERM SOFR as of March 31, 2025 was 4.32%

3M CME TERM SOFR - 3 Month CME TERM SOFR as of March 31, 2025 was 4.29%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of March 31, 2025 is based on the reference rate plus the displayed spread as of the security's last reset date. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Is Zero Coupon
(3)	Amount represents less than 0.05% of net assets.
(4)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2025.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

March 31, 2025 (Unaudited)

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-99.8%
	Kentucky-0.9%
$900,000	Jefferson County School District Finance Corp., 3.000%, 12/1/2035	$810,625

	West Virginia-98.9%
	Berkeley County Building Commission:
580,000	2.000%, 6/1/2035	455,675
750,000	2.000%, 6/1/2040	511,061
400,000	4.000%, 6/1/2040	383,326
	Berkeley County Public Service District:
1,000,000	4.000%, 12/1/2039	979,783
1,000,000	4.250%, 12/1/2049	947,724
	Berkeley County Public Service Sewer District:
1,500,000	4.500%, 10/1/2032	1,500,407
1,000,000	4.375%, 6/1/2049	957,470
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	361,361
450,000	Series C, 3.400%, 12/1/2034	435,256
380,000	Berkeley County, West Virginia, Public Service District Water Revenue Bonds, Series A, 4.500%, 12/1/2033	380,189
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	280,748
950,000	5.000%, 6/1/2028	969,526
655,000	5.000%, 6/1/2029	668,160
620,000	Series A, 5.300%, 3/1/2029	621,441
950,000	Brooke County Building Commission, 3.000%, 12/1/2036	850,264
2,000,000	Cabell County Board of Education, 2.000%, 6/1/2033	1,647,527
265,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 3.700%, 12/1/2028	253,785
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	590,714
	City of Charles Town WV Waterworks & Sewerage System Revenue:
400,000	2.250%, 6/1/2035	323,781
315,000	3.000%, 6/1/2041	259,541
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
620,000	Series A, 4.000%, 3/1/2029	625,657
310,000	Series B, 4.000%, 6/1/2031	312,770

Shares/Principal Amount (continued)		Value
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
$310,000	4.000%, 7/1/2031	$312,156
275,000	4.000%, 7/1/2032	276,227
300,000	City of Clarksburg WV Water Revenue, 2.000%, 6/1/2034	237,938
600,000	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds, Series B, 4.000%, 12/1/2027	591,800
	City of Wheeling WV Waterworks & Sewerage System Revenue:
500,000	4.000%, 6/1/2035	507,039
500,000	4.000%, 6/1/2036	505,441
	Claywood Park Public Service District WV Water Revenue:
950,000	3.000%, 11/1/2036	841,496
680,000	3.000%, 11/1/2041	550,286
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	100,957
225,000	Series C, 3.400%, 11/1/2031	201,692
380,000	Corporation of Shepherdstown, West Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	361,886
	Fayette County Board of Education:
545,000	2.250%, 10/1/2030	476,510
500,000	2.000%, 10/1/2031	421,720
640,000	2.250%, 10/1/2032	532,534
565,000	2.500%, 10/1/2033	471,700
750,000	Greenbrier County Public Service, Series A, 5.000%, 10/1/2037	796,295
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
355,000	Series A, 3.000%, 1/1/2029	328,145
380,000	Series A, 3.000%, 1/1/2031	336,538
1,660,000	Series A, 4.250%, 1/1/2035	1,621,703
2,265,000	Hancock, WV, 3.250%, 5/1/2036(1)	2,139,989
1,000,000	Harrison County Building Commission, 3.500%, 10/1/2035	886,273
900,000	Kanawha County Public Building Commission, 4.000%, 12/1/2039	865,240
850,000	Lewis County Building Commission, 4.750%, 2/1/2038	858,458
1,910,000	Mason County Public Service District Water Revenue, 3.000%, 12/1/2036	1,745,257
2,320,000	Monongalia County Building Commission, 2.000%, 2/1/2034	1,877,135
	Morgantown Utility Board, Inc.:
500,000	3.250%, 12/1/2032	489,969
500,000	4.000%, 12/1/2034	512,698
1,500,000	3.000%, 12/1/2040	1,268,551
1,430,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.500%, 12/1/2035	1,366,230

Shares/Principal Amount (continued)		Value
$200,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.750%, 10/1/2032	$197,533
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 4.000%, 12/1/2029	1,011,274
1,000,000	Series A, 4.000%, 12/1/2031	1,007,620
1,030,000	Moundsville Building Commission, 4.000%, 8/1/2037	1,026,405
	Ohio County Board of Education:
3,000,000	3.000%, 6/1/2033	2,781,184
635,000	3.000%, 6/1/2034	584,442
700,000	Parkersburg Municipal Building Commission, 4.250%, 11/1/2044	673,428
500,000	Putnam County Building Commission, 4.000%, 5/1/2037	499,550
	Putnam Public Service District:
1,000,000	4.000%, 12/1/2039	901,504
1,150,000	3.000%, 11/1/2040	974,289
1,000,000	3.000%, 4/1/2041	838,517
1,000,000	3.000%, 6/1/2041	835,600
1,000,000	3.625%, 12/1/2045	788,774
1,000,000	Raleigh County Public Service District, 3.000%, 6/1/2037	905,203
795,000	Salem, West Virginia Sewer Revenue Bonds, Series A, 4.000%, 12/1/2032	780,511
	State of West Virginia:
500,000	5.000%, 6/1/2035	520,930
1,000,000	5.000%, 12/1/2040	1,026,084
1,140,000	4.000%, 12/1/2042	1,069,571
500,000	West Virginia Commissioner Of Highways Special Obligation Surface Transportation Improvements Bonds, Series A, 5.000%, 9/1/2029	521,892
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	669,967
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,652,668
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
310,000	Series C, 3.500%, 6/1/2030	309,985
355,000	Series D, 3.500%, 6/1/2030	354,982
1,000,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 7/1/2032	1,034,424
100,000	West Virginia Higher Education Policy Commission, 4.000%, 4/1/2034	97,323
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
1,730,000	5.000%, 7/1/2034	1,773,667

Shares/Principal Amount (continued)		Value
$400,000	Series B, 3.600%, 4/1/2027	$399,995
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	1,006,006
	West Virginia Housing Development Fund:
500,000	3.450%, 5/1/2030	492,517
1,100,000	3.450%, 11/1/2030	1,079,960
500,000	2.000%, 11/1/2032	430,662
1,500,000	3.700%, 11/1/2032	1,493,552
1,000,000	4.100%, 11/1/2033	1,007,323
375,000	3.800%, 5/1/2034	370,438
500,000	3.375%, 11/1/2034	464,256
370,000	3.850%, 11/1/2034	365,990
500,000	4.375%, 5/1/2035	500,305
800,000	2.050%, 11/1/2035	622,850
500,000	3.800%, 5/1/2036	480,184
1,575,000	3.800%, 11/1/2037	1,506,920
1,000,000	4.150%, 11/1/2038	973,260
1,500,000	4.150%, 11/1/2038	1,459,890
1,000,000	4.000%, 11/1/2039	956,762
500,000	4.450%, 11/1/2043	489,305
1,000,000	4.300%, 11/1/2044	963,969
500,000	4.700%, 11/1/2044	498,688
1,000,000	4.750%, 11/1/2045	996,540
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
515,000	Series A, 5.000%, 7/1/2026	515,840
535,000	Series A, 5.000%, 7/1/2027	536,125
300,000	West Virginia State Bonds, Series A, 3.250%, 6/1/2033	288,645
500,000	West Virginia State Economic Development Authority Lottery Revenue Bonds, 3.000%, 6/15/2031	483,833
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	487,851
500,000	West Virginia State Housing Development Fund Revenue Bonds, Series A, 3.450%, 11/1/2033	477,340
630,000	West Virginia State University Revenues Revenue Bonds, Series A, 5.250%, 4/1/2028	644,774
1,000,000	West Virginia University, 4.000%, 10/1/2037	997,280
	West Virginia Water Development Authority:
1,000,000	5.000%, 7/1/2034	1,121,522
500,000	4.000%, 10/1/2041	467,045
500,000	West Virginia Water Development Authority Infrastructure Revenue Bonds, Series A, 5.000%, 10/1/2032	512,039

Shares/Principal Amount (continued)		Value
$2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	$2,681,214
700,000	Wood County Board of Education, 4.000%, 6/1/2038	693,721
500,000	Wyoming County Board of Education, 4.000%, 6/1/2039	491,194
		85,593,151
TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $92,274,394)		86,403,776

SHORT TERM INVESTMENTS-0.2%
	Mutual Funds-0.2%
177,500	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.250% (at net asset value)	177,500

TOTAL SHORT TERM INVESTMENTS
(Cost $177,500)		177,500

TOTAL INVESTMENTS-100.0%
(Cost $92,451,894)		86,581,276
OTHER ASSETS AND LIABILITIES-NET(2)-0.0%(3)		1,902
NET ASSETS-100.0%		$86,583,178

(1)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, these securities amounted to a value of $2,139,989 or 2.47% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.
(2)	Assets, other than investments in securities, less liabilities.
(3)	Amount represents less than 0.05% of net assets.

Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2025.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK TACTICAL OPPORTUNITY FUND

March 31, 2025 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-99.7%
BROAD DOMESTIC EQUITY-10.9%
11,000	Invesco S&P® 500 Equal Weight ETF	$1,905,530
5,500	SPDR® S&P 500® ETF Trust	3,076,645

TOTAL BROAD DOMESTIC EQUITY		4,982,175

BROAD DOMESTIC FIXED INCOME-30.1%
12,500	iShares® 1-3 Year Treasury Bond ETF	1,034,125
59,038	iShares® iBoxx $ Investment Grade Corporate Bond ETF	6,416,840
63,952	iShares® Core U.S. Aggregate Bond ETF	6,326,132

TOTAL BROAD DOMESTIC FIXED INCOME		13,777,097

COMMODITIES-15.9%
156,995	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	2,139,842
30,000	iShares® Bloomberg Roll Select Commodity Strategy ETF	1,556,700
12,476	SPDR® Gold Shares(1)	3,594,834

TOTAL COMMODITIES		7,291,376

INTERNATIONAL (EX. U.S.) EQUITY-7.1%
59,137	iShares® MSCI ACWI ex U.S. ETF	3,279,147

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		3,279,147

U.S. SECTOR FOCUSED EQUITY-14.3%
18,594	Energy Select Sector SPDR® Fund	1,737,609
10,326	Industrial Select Sector SPDR® Fund	1,353,429
8,647	iShares® Biotechnology ETF	1,105,951
12,000	iShares® Expanded Tech-Software Sector ETF(1)	1,067,880
15,000	Materials Select Sector SPDR® Fund	1,289,700

TOTAL U.S. SECTOR FOCUSED EQUITY		6,554,569

U.S. SMALL AND MID CAP EQUITY-10.9%
24,932	iShares® Russell 2000® ETF	4,973,685

TOTAL U.S. SMALL AND MID CAP EQUITY		4,973,685

U.S. VALUE COMPANY FOCUSED EQUITY-10.5%
37,341	Vanguard® Mega Cap Value ETF	4,811,014

Shares/Principal Amount (continued)	Value

TOTAL U.S. VALUE COMPANY FOCUSED EQUITY	$4,811,014

TOTAL EXCHANGE TRADED FUNDS
(Cost $39,935,779)	45,669,063

SHORT TERM INVESTMENTS-1.0%
Mutual Funds-1.0%
434,049	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 4.250% (at net asset value)	434,049

TOTAL SHORT TERM INVESTMENTS
(Cost $434,049)	434,049

TOTAL INVESTMENTS-100.7%
(Cost $40,369,828)	46,103,112
OTHER ASSETS AND LIABILITIES-NET(2)-(0.7)%	(312,026)
NET ASSETS-100.0%	$45,791,086

Investment Abbreviations:

SPDR- Standard and Poor's Depository Receipt

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of March 31, 2025.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

March 31, 2025 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Fund (“Small Company Fund”)	Diversified	To achieve capital appreciation
WesMark Large Company Fund (“Large Company Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and

››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.
●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2025, in valuing the Funds’ investments carried at value:

Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$56,078,512	$–	$–	$56,078,512
Corporate Bonds	–	23,175,720	–	23,175,720
U.S. Government Agency - Collateralized Mortgage Obligations	–	458,258	–	458,258
Commercial Mortgage-Backed Securities	–	1,487,452	–	1,487,452
U.S. Government Agency - Mortgage-Backed Securities	–	2,775,571	–	2,775,571
U.S. Government Securities	–	4,860,507	–	4,860,507
Taxable Municipal Bonds	–	2,390,206	–	2,390,206
Short Term Investments	3,047,693	–	–	3,047,693
Total	$59,126,205	$35,147,714	$–	$94,273,919

Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$19,408,702	$–	$19,408,702
U.S. Government Agency - Collateralized Mortgage Obligations	–	38,840,116	–	38,840,116
U.S. Government Agency - Mortgage-Backed Securities	–	68,291,196	–	68,291,196
U.S. Government Securities	–	44,571,827	–	44,571,827
Taxable Municipal Bonds	–	2,139,216	–	2,139,216
Short Term Investments	999,633	–	–	999,633
Total	$999,633	$173,251,057	$–	$174,250,690

West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Non-Taxable Municipal Bonds	$–	$86,403,776	$–	$86,403,776
Short Term Investments	177,500	–	–	177,500
Total	$177,500	$86,403,776	$–	$86,581,276

Tactical Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$45,669,063	$–	$–	$45,669,063
Short Term Investments	434,049	–	–	434,049
Total	$46,103,112	$–	$–	$46,103,112

Large Company Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$302,228,913	$–	$–	$302,228,913
Short Term Investments	1,490,445	–	–	1,490,445
Total	$303,719,358	$–	$–	$303,719,358

Small Company Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$126,321,917	$–	$–	$126,321,917
Short Term Investments	1,138,420	–	–	1,138,420
Total	$127,460,337	$–	$–	$127,460,337

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the nine months ended March 31, 2025. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Fund, Large Company Fund and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Fund, Large Company Fund, Balanced Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Derivative Instruments and Hedging Activities:

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price; 4) possible adverse tax consequences; 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments. In general, as interest rates rise, bond prices fall, and as interest rates fall, bond prices rise. Interest rate risk is generally greater for funds that invest a significant portion of their assets in high yield securities.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options

A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; and
››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options

A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the security; and
››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

4. Concentration of Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, as of March 31, 2025, 33% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.